PROPERTY, PLANTS AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	$ 50,856	$ 32,585
Depreciation [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	29,397	13,420
PROPERTY, PLANTS AND EQUIPMENT, NET (Note 7)	21,459	19,165
Computers and Equipment [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	31,771	16,972
Depreciation [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	21,807	9,209
Motor Vehicles [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	641	578
Depreciation [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	352	243
Building [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	3,051	3,453
Depreciation [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,683	1,770
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross [Abstract]
Property, Plant and Equipment, Gross	15,393	11,582
Depreciation [Abstract]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 5,555	$ 2,198